Related Party Transactions (Details Narrative) - Chief Executive Officer - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 06, 2021	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Loan from related parties	$ 125,000
Interest rate	1.00%
Health insurance premium payments		$ 3,842	$ 12,538	$ 15,364
Technical services payments made by VoiceStep		$ 15,395	$ 45,922	$ 53,500
Term of Loan	12 years
Maturity date	Aug. 05, 2023